UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/10

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

/s/ Susan Chamberlain             Chicago, IL                 11/5/10
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                               AS OF DATE: 9/30/10



REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   75

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,529,038
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.     13F FILE NUMBER       NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                                   00724f101    37207  1422825 SH       Sole                                    1422825
Advance Auto Parts                              00751y106     4178    71200 SH       Sole                                      71200
Alberto-Culver                                  013078100     1177    31250 SH       Sole                                      31250
Amazon                                          023135106    32592   207510 SH       Sole                                     207510
American Tower                                  029912201    43330   845300 SH       Sole                                     845300
Apple                                           037833100    66453   234195 SH       Sole                                     234195
Automatic Data Processing                       053015103    11299   268825 SH       Sole                                     268825
Berkshire Hathaway Class B                      084670702    41032   496273 SH       Sole                                     496273
BioMarin                                        09061g101     2672   119550 SH       Sole                                     119550
BlackRock                                       09247x101    18276   107350 SH       Sole                                     107350
Cameron Intl                                    13342b105     4257    99100 SH       Sole                                      99100
Cisco Systems                                   17275r102    47938  2188950 SH       Sole                                    2188950
Citrix Systems                                  177376100    72571  1063470 SH       Sole                                    1063470
Copart, Inc.                                    217204106     2957    89700 SH       Sole                                      89700
Costco                                          22160k105    20369   315850 SH       Sole                                     315850
Covidien                                        G2554F105    53532  1331975 SH       Sole                                    1331975
Diageo ADR                                      25243Q205    13290   192575 SH       Sole                                     192575
Disney                                          254687106    16217   489925 SH       Sole                                     489925
Donaldson                                       257651109     3342    70900 SH       Sole                                      70900
Expeditors International                        302130109    18267   395125 SH       Sole                                     395125
Exxon Mobil                                     30231G102    47660   771315 SH       Sole                                     771315
FactSet Research Systems                        303075105     1428    17600 SH       Sole                                      17600
Fiserv, Inc.                                    337738108     3334    61950 SH       Sole                                      61950
FormFactor                                      346375108      818    95150 SH       Sole                                      95150
General Electric                                369604103      510    31375 SH       Sole                                      31375
Genzyme Corporation                             372917104    24543   346700 SH       Sole                                     346700
Global Payments                                 37940X102     2393    55800 SH       Sole                                      55800
Google                                          38259p508    40336    76715 SH       Sole                                      76715
Greenhill & Co.                                 395259104     2514    31700 SH       Sole                                      31700
H.J. Heinz                                      423074103    17096   360900 SH       Sole                                     360900
Halliburton Company                             406216101    36861  1114650 SH       Sole                                    1114650
Healthcare Services Group                       421906108     2202    96600 SH       Sole                                      96600
Heartland Express                               422347104     1652   111100 SH       Sole                                     111100
Honeywell International                         438516106    28317   644450 SH       Sole                                     644450
Hospira                                         441060100    34391   603250 SH       Sole                                     603250
IHS                                             451734107    20800   305875 SH       Sole                                     305875
Intel                                           458140100    15181   790675 SH       Sole                                     790675
Intl Business Machines                          459200101    34172   254750 SH       Sole                                     254750
Iron Mountain                                   462846106     3850   172350 SH       Sole                                     172350
Jacobs Engineering Group                        469814107     2003    51750 SH       Sole                                      51750
Kohl's Corporation                              500255104    10230   194200 SH       Sole                                     194200
Laboratory Corporation of Amer                  50540R409    41238   525800 SH       Sole                                     525800
Linear Technology                               535678106     1521    49500 SH       Sole                                      49500
McCormick & Co.                                 579780206     2571    61150 SH       Sole                                      61150
Mead Johnson                                    582839106    22666   398270 SH       Sole                                     398270
Microsoft                                       594918104    40267  1644220 SH       Sole                                    1644220
MSC Industrial Direct                           553530106    14341   265375 SH       Sole                                     265375
NIKE                                            654106103    31737   396025 SH       Sole                                     396025
Noble Corporation                               H5833N103    15501   458750 SH       Sole                                     458750
Occidental Petroleum                            674599105    43893   560575 SH       Sole                                     560575
optionsXpress                                   684010101     1206    78500 SH       Sole                                      78500
Paychex                                         704326107      988    35925 SH       Sole                                      35925
PepsiCo                                         713448108    27475   413525 SH       Sole                                     413525
Portfolio Recovery Associates                   73640q105     2270    35100 SH       Sole                                      35100
Praxair                                         74005p104    30734   340500 SH       Sole                                     340500
Procter & Gamble                                742718109    13354   222675 SH       Sole                                     222675
QEP Resources Inc.                              74733v100    20209   670515 SH       Sole                                     670515
QUALCOMM                                        747525103    47826  1059675 SH       Sole                                    1059675
Questar Corporation                             748356102     1868   106550 SH       Sole                                     106550
Range Resources                                 75281A109    55781  1462925 SH       Sole                                    1462925
Roper Industries                                776696106    22847   350525 SH       Sole                                     350525
Ross Stores                                     778296103     2236    40900 SH       Sole                                      40900
Sigma-Aldrich                                   826552101     3194    52900 SH       Sole                                      52900
Southwestern Energy                             845467109    34401  1028725 SH       Sole                                    1028725
Symantec Corporation                            871503108     1317    87050 SH       Sole                                      87050
TD Ameritrade                                   87236y108    24244  1501195 SH       Sole                                    1501195
Tiffany & Co.                                   886547108     3487    74200 SH       Sole                                      74200
United Technologies                             913017109    19154   268900 SH       Sole                                     268900
UPS                                             911312106    14118   211700 SH       Sole                                     211700
Visa                                            92826c839    32932   443465 SH       Sole                                     443465
WABCO                                           92927k102     3783    90200 SH       Sole                                      90200
Wal-Mart Stores                                 931142103    16820   314275 SH       Sole                                     314275
Waters Corporation                              941848103    37163   525050 SH       Sole                                     525050
Yum! Brands                                     988498101    54785  1189425 SH       Sole                                    1189425
Zebra Technologies                              989207105     1867    55500 SH       Sole                                      55500